Segments (Schedule of Segment Information) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales:
Net sales	$ 343.8	$ 328.0	$ 1,276.9	$ 1,463.8	$ 1,378.7
Segment operating income:
Litigation settlement gain	3.3	0.0
Asset impairment charge	0.0	(4.0)	(4.0)	0.0	0.0
Operating income	22.2	11.4	70.1	98.6	98.9
Interest expense	(7.4)	(7.1)	(28.2)	(27.9)	(26.1)
Litigation judgment costs			0.0	(2.2)	0.0
Income before income taxes	14.8	4.3	41.9	70.7	72.8
Identifiable assets:
Capital expenditures:			28.5	36.5	23.7
Depreciation and amortization			29.6	27.9	22.4
Identifiable assets:	1,030.4		979.6	939.6	958.8
Operating Segments
Net sales:
Net sales	343.8	328.0
Segment operating income:
Corporate costs			(27.0)	(28.3)	(28.3)
Operating income	25.5	21.8	101.1	129.1	127.2
Segment Reconciling Items
Segment operating income:
Corporate costs	(6.6)	(6.4)
Litigation settlement gain	3.3	0.0
Asset impairment charge	0.0	(4.0)
Operating income	22.2	11.4
Interest expense	(7.4)	(7.1)
Corporate
Identifiable assets:
Capital expenditures:			0.0	0.0	1.5
Depreciation and amortization			0.7	0.4	0.4
Identifiable assets:			79.8	75.4	93.8
Supply Technologies
Net sales:
Net sales			502.1	578.7	559.6
Identifiable assets:
Capital expenditures:			6.1	3.7	5.8
Depreciation and amortization			4.7	4.7	4.5
Identifiable assets:			262.0	276.3	277.6
Supply Technologies | Operating Segments
Net sales:
Net sales	133.2	129.9
Segment operating income:
Operating income	11.3	10.2	40.0	50.3	42.5
Assembly Components
Net sales:
Net sales			529.4	569.2	490.5
Identifiable assets:
Capital expenditures:			16.9	27.3	14.0
Depreciation and amortization			20.1	18.6	14.2
Identifiable assets:			332.9	344.8	340.5
Assembly Components | Operating Segments
Net sales:
Net sales	139.3	131.7
Segment operating income:
Operating income	12.5	10.2	50.5	57.9	42.0
Engineered Products
Net sales:
Net sales			245.4	315.9	328.6
Identifiable assets:
Capital expenditures:			5.5	5.5	2.4
Depreciation and amortization			4.1	4.2	3.3
Identifiable assets:			304.9	243.1	246.9
Engineered Products | Operating Segments
Net sales:
Net sales	71.3	66.4
Segment operating income:
Operating income	$ 1.7	$ 1.4	$ 10.6	$ 20.9	$ 42.7